Schedule I—Condensed Financial Information of the Company (Details) - Schedule of balance sheet - Parent [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 38,512	$ 5,584	¥ 14,507
Short term investments	27,619	4,004	34,705
Other receivables and amounts due from subsidiaries and affiliates	417,613	60,549	635,953
Total current assets	483,744	70,137	685,165
Non-current assets:
Investment in subsidiaries	2,520,667	365,463	3,328,864
Investment in an affiliate	4,035	585	6,378
Total assets	3,008,446	436,185	4,020,407
Current liabilities:
Other payables and accrued expenses and amounts due to subsidiaries	1,385,043	200,813	2,182,522
Total liabilities	1,385,043	200,813	2,182,522
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,073,891,784 and 1,074,291,784 shares, of which 1,073,891,784 and 1,072,842,484 shares were outstanding as of December 31, 2021 and 2022, respectively)	8,091	1,173	8,089
Treasury Stock	(10)	(1)
Additional paid-in capital	461	67
Retained earnings	1,647,504	238,866	1,868,936
Accumulated other comprehensive loss	(32,643)	(4,733)	(39,140)
Total equity	1,623,403	235,372	1,837,885
Total liabilities and shareholders’ equity	¥ 3,008,446	$ 436,185	¥ 4,020,407